Income Taxes - Summary of Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 9,447,212	$ 8,387,881	$ 7,215,961
Start-up costs	960,269	1,036,080	1,137,161
Stock option and warrant payments	441,977	423,624	396,631
Accumulated depreciation	(2,839)	(2,668)	(2,440)
Research and development credits	255,600	255,600	255,600
Research and development warrants	21,488	21,488	21,488
Total deferred tax assets, net	11,123,707	10,122,005	9,024,401
Valuation Allowance	(11,123,707)	(10,122,005)	(9,024,401)
Net Deferred Tax Assets	$ 0	$ 0	$ 0